SUPPLEMENTARY CASH FLOW INFORMATION	12 Months Ended
Aug. 31, 2021
Supplementary Cash Flow Information [Abstract]
SUPPLEMENTARY CASH FLOW INFORMATION [Text Block]

12. SUPPLEMENTARY CASH FLOW INFORMATION

Net change in non-cash working capital:

Period ended	August 31, 2021	August 31, 2020	August 31, 2019

Amounts receivable, prepaid expenses and other assets	$30	$234	$195
Payment of bank advisory fees	(2,890)	-	-
Accounts payable and other liabilities	(102)	(973)	(697)
	$(2,962)	$(739)	$(502)